Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	$ 39,792,733	$ 19,205,184
Time Deposits Assets		1,534,204
Restricted cash	4,546,062	19,460,845
Available-for-sale investments	2,006,066	6,692
Accounts and bills receivable, net	30,273,062	35,632,294
Inventories	5,374,192	10,849,371
Prepaid expenses	149,558	282,391
Deposits and other assets	769,206	1,711,820
Legal claims receivable		15,681
Amount due from a related party	11,798	28,737
Amount due from a jointly-controlled entity		13,694
Total current assets	82,922,677	88,740,913
Interests in jointly-controlled entities
Property, plant and equipment, net	21,933,787	25,013,340
Land use rights, net	3,083,128	3,060,555
Deposits paid for purchase of property, plant and equipment	66,617	112,126
Available-for-sale investments	1,033,800	3,009,200
Total assets	109,040,009	119,936,134
Current liabilities:
Short term bank loans	4,000,000	12,585,054
Accounts payable	8,163,510	10,352,938
Bills payable		1,278,754
Customer deposits	860,779	821,288
Accrued salaries, allowances and other employee benefits	3,102,335	5,607,570
Accrual for loss contingencies		31,458
Other accrued liabilities	6,637,851	7,576,062
Income tax payable	6,157,885	5,318,002
Total current liabilities	28,922,360	43,571,126
Deferred tax liabilities	27,017	27,549
Total liabilities	28,949,377	43,598,675
Commitments and contingencies
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,229,314 shares issued as of March 31, 2012 and 2011	129,173	129,173
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued
Additional paid-in capital	84,786,226	84,752,105
Accumulated deficit	(9,690,526)	(11,101,203)
Accumulated other comprehensive income	9,697,445	7,395,275
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2012 and 2011	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	80,258,997	76,512,029
Non-controlling interests	(168,365)	(174,570)
Total equity	80,090,632	76,337,459
Total liabilities and shareholders' equity	$ 109,040,009	$ 119,936,134